Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Finance Leases

In the business combination where we acquired Silver Fuels Delhi, LLC (SFD) and White Claw Colorado City, LLC (WCCC), we acquired certain finance leases contracts and liabilities as described below:

On March 17, 2020, the SFD entered into two sale and leaseback transactions with Maxus Capital Group, LLC (“Maxus”). The first transaction involved the Company assigning twelve 400-barrel steel storage tanks, two truck offloading transfer meters and two pipeline transfer meters located in Richland Parish, Louisiana to Maxus for consideration of $1,025,000 and subsequently entering into an agreement to lease the assets back from Maxus for 60 monthly payments of $22,100. At the end of the lease term there is an option purchase the assets back from Maxus at a purchase price of $1. The second transaction involved the Company assigning all remaining property at the oil gathering facility in Richland Parish, Louisiana with the exception of land, to Maxus for consideration of $1,350,861 and subsequently entering into an agreement to lease the assets back from Maxus for 60 monthly payments of $18,912. At the end of the lease term, there is an option to purchase the assets back from Maxus at a purchase price of $877,519. The 9.39 acres of land located Richland Parish, Louisiana, which contains the oil gathering facility, is being used as collateral for both lease obligations.

We are required to make minimum cash reserve payments of at least $24,000 ($8,945 and $15,055 for the first and second lease, respectively) each month in addition to the base lease payments. The cash reserve payments are to be used in the event of a default. At the end of the term, Maxus will return the balance of any cash reserve payments. As of September 30, 2022, the balances of the cash reserves for these leases were $369,109 and $216,000, respectively. As these leases grant the lessee an option to purchase the underlying asset that the lessee is reasonably certain to be exercised, the leases are accounted for as finance leases. We have recorded right of use assets in our property, plant, and equipment, and depreciated them on a straight-line basis. We have also recorded a finance lease liability due to Maxus. The Company is using imputed interest rates of 12.39% and 10.36% for the first and second lease obligations, respectively, which results in the carrying value of the financial liabilities equating the estimated book value of the leased assets at the end of the lease terms and the dates at which the Company may exercise its buy-back options. Future minimum lease payments for each of the next four years under the Maxus lease obligations is as follows: 2022 $123,063, 2023 $492,145, 2024 $492,145, and 2025 $82,024.

On December 28, 2021, the WCCC entered into a sale and leaseback transaction with Maxus, where WCCC assigned the crude oil, natural gas liquids, condensate, and liquid hydrocarbon receipt, throughput, processing, gathering, and delivery terminal, commonly known as the China Grove Station (the “China Grove Station”), located in Colorado City, Texas to Maxus for consideration of $2,500,000 and entered into a lease agreement to lease the China Grove Station back from Maxus for 60 monthly payments of $39,313. At the end of the lease term, the Company has an option to purchase the China Grove Station back from Maxus at 35% of the original cost, or $875,000. The Company has pledged 100% of its interests in accounts receivable as collateral for the lease obligation. The Company is required to make minimum cash reserve payments of at least $16,100 each month in addition to the base lease payments until Maxus has received $471,756. The cash reserve payments are to be used in the event of default. As of September 30, 2022, the balance of the cash reserves for these leases were $138,913. As these leases grant the lessee an option to purchase the underlying asset that the lessee is reasonably certain to be exercised, the leases are accounted for as finance leases. We have recorded right of use assets in our property, plant, and equipment, and depreciated them on a straight-line basis. We have also recorded a finance lease liability due to Maxus. The Company is using an imputed interest rate of 8.54% for the lease obligation, which results in the carrying value of the financial liability equating the estimated book value of the China Grove Station at the end of the lease term and the date at which the Company may exercise its buy-back option. Future minimum lease payments for each of the next five years under the Maxus lease obligation are as follows: 2022 $117,939, 2023 $471,756, 2024 $471,756, 2025 $471,756, and 2026 $432,443.

On December 28, 2021, WCCC incurred $82,400 in financing fees related to the Maxus lease. Such costs have been deferred and are being amortized on a straight-line basis over the five-year term of the related lease. Debt issuance costs amortized to interest expense from the acquisition date on August 1, 2022 to September 30, 2022 were $2,746. The Maxus lease obligation, net of current portion is recorded on the accompanying balance sheet net of unamortized debt issuance costs.

The components of the finance lease cost from the date of acquisition on August 1, 2022 to September 30, 2022 is as follows:

Finance lease cost
Amortization of right of use asset	$112,666
Interest on lease liabilities	66,481
Total lease cost	$179,147

The aggregate finance lease liabilities as of September 30, 2022 was $3,875,360, net unamortized financing fees.

The following table reconciles the undiscounted cash flows for the finance leases as of September 30, 2022 to the finance lease liability recorded on the balance sheet:

2022	$240,975
2023	963,901
2024	963,901
2025	553,780
2026	432,443
Total undiscounted lease payments	3,155,000
Less: Imputed interest	962,598
Present value of lease payments	2,192,401
Add: carrying value of lease obligation at end of lease term	1,753,000
Present value of lease payments	2,192,401
Total finance lease obligations	3,945,401
Less: Unamortized financing fees	70,041
Total lease obligations, net	$3,875,360

Finance lease liabilities, current	$652,440
Finance lease liabilities, long-term	$3,222,920

Weighted-average remaining lease term	3.47
Weighted-average discount rate	9.93%

Operating Leases

Commencing on September 15, 2019, the Company entered into a five-year lease with Jamboree Center 1 & 2 LLC covering approximately 6,961 square feet of office space in Irvine, CA. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 $21,927, Year 2 $22,832, Year 3 $23,737, Year 4 $24,712, Year 5 $25,686. As a condition of the lease, we were required to provide a $51,992 security deposit.

On February 1, 2022, the Company entered into a lease agreement for approximately 2,533 square feet of office and manufacturing space located in Las Vegas, Nevada. Commencing on March 1, 2022, the Company entered into a three-year lease with Speedway Commerce Center, LLC. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 $1,950, Year 2 $2,028, Year 3 $2,110. As a condition of the lease, we were required to provide a $2,418 security deposit.

On March 28, 2022, the Company entered into a lease agreement for approximately 1,469 square feet of office space located in Lehi, Utah. Commencing on April 1, 2022, the Company entered into a three-year lease with Victory Holdings, LLC. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 is comprised of April to May 2022 $867, June 2022 to March 2023 $3,550, Year 2 $3,657, Year 3 $3,766. As a condition of the lease, we were required to provide a $3,766 security deposit.

On April 1, 2022, the Company entered into a lease agreement for approximately 2,000 square feet of office and warehouse space located in Houston, Texas. Commencing on April 1, 2022, the Company entered into a month-to-month lease with JVS Holdings, Inc. The lease may be terminated at any time or for any reason with a 30-day written notice to terminate. The lease requires a monthly lease payment of $2,000 as long as the Company remains in the space.

The right-of-use asset for operating leases as of September 30, 2022 and December 31, 2021 was $648,201 and $663,291. Rent expense for the nine months ended September 30, 2022 and 2021 was $294,382 and $246,526.

The following table reconciles the undiscounted cash flows for the leases as of September 30, 2022 to the operating lease liability recorded on the balance sheet:

2022	$91,560
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	783,489
Less: Imputed interest	80,854
Present value of lease payments	$702,635

Operating lease liabilities, current	$364,103
Operating lease liabilities, long-term	$338,531

Weighted-average remaining lease term	2.11
Weighted-average discount rate	7.00%

The discount rate is the Company’s incremental borrowing rate, or the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Based on an assessment of the Company’s borrowings at the time the operating leases were entered into, the incremental borrowing rate was determined to be 7%.

Employment Agreements

On September 30, 2022, the Board of Directors of the Company received notice from Matthew Nicosia, the Company’s Chief Executive Officer and Chairman of the Board of Directors of his resignation from such positions. Such resignations are not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices and the resignation is considered to be without good reason. On October 28, 2022 we entered into an executive employment agreement with a new Chief Executive Officer (see Note 19). In June 2022, the Company entered into employment agreements with its previous Chief Executive Officer and its current Chief Financial Officer, which provided for annual base salaries of $375,000 and $350,000, respectively, and provided for incremental increases in their salaries upon the Company’s achievement of specific performance metrics. The Company is currently accruing substantial portions of executive base salaries (see Note 10). The employment agreements provided for the grant of stock options to the previous Chief Executive Officer and the current Chief Financial Officer to purchase up to 955,093 and 917,825 shares of the Company’s common stock, respectively, at an exercise price equal to 110% and 100% of the fair market value of the Company’s common stock on the date of grant. The previous Chief Executive Officer vested in 503,935 of these stock options before his resignation without good reason with the remainder of his stock options cancelled. The total stock options for the Chief Executive Officer vest over two years of continuous employment, subject to acceleration if terminated without cause or resignations for good reason. The Chief Financial Officer’s agreement also provides that it is anticipated that the executive will receive bonuses for 2022 which will be determined by the Company’s Compensation Committee and Board of Directors after taking into account the general business performance of the Company, including any completed financings and or acquisitions.

Contingent liabilities

From time to time the Company may work with success based professional service providers, including securities counsel for private offerings, which may require contingent payments to be made based on the future offering fundraising and financial performance of the offering. In the event that an offering does not perform or is never consummated, the Company may still be required to pay a portion of the success fees for the services provided in preparing the offering. The fair value of the contingent payments would be estimated using the present value of management's projections of the financial results. Failure to correctly project the financial results of the offering or settlement of legal fees related to the offering could materially impact our results of operations and financial position.